OMB APPROVAL
OMB Number: 3235-0578 Expires: January 31, 2016 Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02699

AIM Growth Series (Invesco Growth Series)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:       (713) 626-1919

Date of fiscal year end:            12/31

Date of reporting period:         3/31/13

Item 1. Schedule of Investments.

Invesco Balanced-Risk Retirement Now Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	IBRR-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2013

(Unaudited)

Invesco Balanced-Risk Retirement Now Fund

Schedule of Investments in Affiliated Issuers–99.96%(a)

	% of Net Assets 03/31/13	Value 12/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Dividend Income	Shares 03/31/13	Value 03/31/13
Asset Allocation Funds–60.06%
Invesco Balanced Risk Allocation Fund-Class R6	60.06%	$29,072,193	$4,347,723	$(1,685,715)	$726,925	$38,549	$—	2,533,100	$32,499,675
Money Market Funds–39.90%
Liquid Assets Portfolio-Institutional Class	19.95%	9,751,659	4,815,773	(3,775,725)	—	—	3,156	10,791,707	10,791,707
Premier Portfolio-Institutional Class	19.95%	9,751,659	4,815,773	(3,775,725)	—	—	1,952	10,791,707	10,791,707
Total Money Market Funds		19,503,318	9,631,546	(7,551,450)	—	—	5,108	21,583,414	21,583,414
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $49,890,957)	99.96%	$48,575,511	$13,979,269	$(9,237,165)	$726,925	$38,549	$5,108		$54,083,089
OTHER ASSETS LESS LIABILITIES	0.04%								20,279
NET ASSETS	100.00%								$54,103,368

Invesco Balanced-Risk Retirement 2020 Fund

Schedule of Investments in Affiliated Issuers–99.53%(a)

	% of Net Assets 03/31/13	Value 12/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 03/31/13	Value 03/31/13
Asset Allocation Funds–89.07%
Invesco Balanced Risk Allocation Fund-Class R6	89.07%	$88,253,017	$34,619,874	$(4,808,051)	$2,963,498	$(187,343)	$—	9,418,627	$120,840,995
Money Market Funds–10.46%

Liquid Assets Portfolio-Institutional Class	5.23%	4,981,916	17,529,523	(15,409,762)	—	—	2,046	7,101,677	7,101,677
Premier Portfolio-Institutional Class	5.23%	4,981,916	17,529,523	(15,409,762)	—	—	1,268	7,101,677	7,101,677
Total Money Market Funds		9,963,832	35,059,046	(30,819,524)	—	—	3,314	14,203,354	14,203,354
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $124,241,370)	99.53%	$98,216,849	$69,678,920	$(35,627,575)	$2,963,498	$(187,343)	$3,314		$135,044,349
OTHER ASSETS LESS LIABILITIES	0.47%								636,791
NET ASSETS	100.00%								$135,681,140

Invesco Balanced-Risk Retirement 2030 Fund

Schedule of Investments in Affiliated Issuers–100.05%(a)

	% of Net Assets 03/31/13	Value 12/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Dividend Income	Shares 03/31/13	Value 03/31/13
Asset Allocation Funds–99.25%
Invesco Balanced Risk Allocation Fund-Class R6	76.30%	$100,513,852	$29,764,952	$(29,724,158)	$2,321,843	$271,905	$—	8,039,626	$103,148,394
Invesco Balanced Risk Aggressive Allocation Fund	22.95%	—	30,361,309	—	660,273	—	—	3,035,380	31,021,582
Total Asset Allocation Funds		100,513,852	60,126,261	(29,724,158)	2,982,116	271,905		11,075,006	134,169,976
Money Market Funds–0.80%
Liquid Assets Portfolio-Institutional Class	0.40%	588,190	30,053,120	(30,099,255)	—	—	223	542,055	542,055
Premier Portfolio-Institutional Class	0.40%	588,190	30,053,120	(30,099,255)	—	—	142	542,055	542,055
Total Money Market Funds		1,176,380	60,106,240	(60,198,510)	—	—	365	1,084,110	1,084,110
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $124,784,644)	100.05%	$101,690,232	$120,232,501	$(89,922,668)	$2,982,116	$271,905	$365		$135,254,086
OTHER ASSETS LESS LIABILITIES	(0.05)%								(72,993)
NET ASSETS	100.00%								$135,181,093

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Balanced-Risk Retirement Funds

Schedule of Investments-(continued)

March 31, 2013

(Unaudited)

Invesco Balanced-Risk Retirement 2040 Fund

Schedule of Investments in Affiliated Issuers–100.11%(a)

	% of Net Assets 03/31/13	Value 12/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 03/31/13	Value 03/31/13

Asset Allocation Funds–99.69%
Invesco Balanced Risk Allocation Fund-Class R6	43.24%	$56,786,150	$21,063,656	$(43,466,731)	$(1,918,364)	$3,073,490	$—	2,769,930	$35,538,201

Invesco Balance Risk Aggressive Allocation Fund	56.45%	—	45,404,304	—	987,022	—	—	4,539,269	46,391,326

Total Asset Allocation Funds		56,786,150	66,467,960	(43,466,731)	(931,342)	3,073,490	—	7,309,199	81,929,527

Money Market Funds–0.42%
Liquid Assets Portfolio-Institutional Class	0.21%	186,783	32,118,938	(32,134,950)	—	—	118	170,771	170,771

Premier Portfolio-Institutional Class	0.21%	186,783	32,118,938	(32,134,951)	—	—	188	170,770	170,770

Total Money Market Funds		373,566	64,237,876	(64,269,901)	—	—	306	341,541	341,541

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $79,416,683)	100.11%	$57,159,716	$130,705,836	$(107,736,632)	$(931,342)	$3,073,490	$306		$82,271,068

OTHER ASSETS LESS LIABILITIES	(0.11)%								(89,406)

NET ASSETS	100.00%								$82,181,662

Invesco Balanced-Risk Retirement 2050 Fund

Schedule of Investments in Affiliated Issuers–99.74%(a)

	% of Net Assets 03/31/13	Value 12/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 03/31/13	Value 03/31/13

Asset Allocation Funds–99.44%
Invesco Balanced Risk Allocation Fund-Class R6	9.93%	$29,816,869	$7,076,471	$(33,394,289)	$(1,578,288)	$1,959,131	$—	302,408	$3,879,894

Invesco Balanced Risk Aggressive Allocation Fund	89.51%	—	34,218,890	—	743,252	—	—	3,420,953	34,962,142

Total Asset Allocation Funds		29,816,869	41,295,361	(33,394,289)	(835,036)	1,959,131	—	3,723,361	38,842,036

Money Market Funds–0.30%
Liquid Assets Portfolio-Institutional Class	0.15%	162,578	20,542,848	(20,646,437)	—	—	101	58,989	58,989

Premier Portfolio-Institutional Class	0.15%	162,578	20,542,848	(20,646,436)	—	—	62	58,990	58,990

Total Money Market Funds		325,156	41,085,696	(41,292,873)	—	—	163	117,979	117,979

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $38,102,703)	99.74%	$30,142,025	$82,381,057	$(74,687,162)	$(835,036)	$1,959,131	$163		$38,960,015

OTHER ASSETS LESS LIABILITIES	0.26%								100,851

NET ASSETS	100.00%								$39,060,866

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Balanced-Risk Retirement Funds

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with valuation policy of such fund. The policies of underlying funds affiliated with the funds as a result of having the same investment advisor are set forth below.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Balanced-Risk Retirement Funds

A.	Security Valuations – (continued)

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2013, the securities in Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund, and Invesco Balanced-Risk Retirement 2050 Fund were valued based on Level 1 inputs (see each Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Balanced-Risk Retirement Funds

NOTE 3 -- Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation of investments for tax purposes are as follows:

	For the three months ended		At March 31, 2013
March 31, 2013*
	Purchases	Sales	Federal Tax Cost**	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation

Invesco Balanced-Risk Retirement Now Fund	$4,347,723	$1,685,715	$49,897,849	$4,185,240	$ --	$4,185,240

Invesco Balanced-Risk Retirement 2020 Fund	34,619,874	4,808,051	124,271,569	10,772,780	--	10,772,780

Invesco Balanced-Risk Retirement 2030 Fund	60,126,261	29,724,158	124,941,793	10,312,293	--	10,312,293

Invesco Balanced-Risk Retirement 2040 Fund	66,467,960	43,466,731	79,518,654	2,752,414	--	2,752,414

Invesco Balanced-Risk Retirement 2050 Fund	41,295,361	33,394,289	38,165,256	794,759	--	794,759

* Excludes U.S. Treasury obligations and money market funds, if any.

**Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Invesco Balanced-Risk Retirement Funds

Invesco Convertible Securities Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	MS-CSEC-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2013

(Unaudited)

	Principal Amount	Value

Bonds and Notes–80.27%

Air Freight & Logistics–0.81%

XPO Logistics Inc., Sr. Unsec. Conv. Notes, 4.50%, 10/01/17	$7,000,000	$8,308,125

Alternative Carriers–0.18%

Level 3 Communications Inc., Sr. Unsec. Conv. Notes, 6.50%, 10/01/16	1,400,000	1,861,125

Aluminum–0.21%

Kaiser Aluminum Corp., Sr. Unsec. Conv. Notes, 4.50%, 04/01/15	1,500,000	2,102,805

Apparel, Accessories & Luxury Goods–1.09%

Iconix Brand Group Inc., Sr. Unsec. Sub. Conv. Notes, 2.50%, 06/01/16(b)	10,000,000	11,156,250

Application Software–2.84%

Bottomline Technologies de Inc., Sr. Unsec. Conv. Notes, 1.50%, 12/01/17	3,370,000	3,942,900

Concur Technologies Inc., Sr. Unsec. Conv. Notes, 2.50%, 04/15/15(b)	2,650,000	3,733,187

Mentor Graphics Corp, Unsec. Sub. Conv. Deb., 4.00%, 04/01/18(c)	6,350,000	7,489,031

Nuance Communications Inc., Sr. Unsec. Conv. Notes, 2.75%, 11/01/17(c)	8,150,000	8,460,719

TiVo Inc., Sr. Unsec. Conv. Notes, 4.00%, 03/15/16(b)	4,000,000	5,400,000

		29,025,837

Asset Management & Custody Banks–1.68%

Affiliated Managers Group, Inc., Sr. Unsec. Conv. Notes, 3.95%, 08/15/13(c)	2,080,000	2,589,600

Ares Capital Corp., Sr. Unsec. Conv. Notes, 5.75%, 02/01/16(b)	6,000,000	6,532,500

5.75%, 02/01/16	1,000,000	1,088,750

Janus Capital Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 07/15/14	1,000,000	1,053,750

Walter Investment Management Corp., Sr. Unsec. Sub. Conv. Notes, 4.50%, 11/01/19	5,500,000	5,933,125

		17,197,725

Automobile Manufacturers–0.67%

Ford Motor Co., Sr. Unsec. Conv. Notes, 4.25%, 11/15/16	4,234,000	6,806,155

	Principal Amount	Value

Biotechnology–5.33%

Cubist Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 2.50%, 11/01/17	$3,300,000	$5,636,812

Dendreon Corp., Sr. Unsec. Conv. Notes, 2.88%, 01/15/16	4,752,000	3,813,480

Exelixis Inc., Sr. Unsec. Sub. Conv. Notes, 4.25%, 08/15/19	2,000,000	1,997,500

Gilead Sciences Inc., Series D, Sr. Unsec. Conv. Notes, 1.63%, 05/01/16	10,656,000	23,150,213

InterMune Inc., Sr. Unsec. Conv. Notes, 2.50%, 12/15/17	1,666,000	1,738,888

2.50%, 09/15/18	5,470,000	4,598,219

Medivation Inc., Sr. Unsec. Conv. Notes, 2.63%, 04/01/17	6,000,000	7,410,000

Vertex Pharmaceuticals Inc., Sr. Unsec. Sub. Conv. Notes, 3.35%, 10/01/15	5,050,000	6,069,469

		54,414,581

Broadcasting–0.39%

Central European Media Enterprises Ltd. (Czech Republic), Jr. Sec. Gtd. Conv. Global Bonds, 5.00%, 11/15/15	4,100,000	3,951,375

Cable & Satellite–0.38%

XM Satellite Radio Inc., Sr. Gtd. Sub. Conv. Notes, 7.00%, 12/01/14(b)	2,200,000	3,905,000

Casinos & Gaming–1.34%

MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	12,545,000	13,650,528

Coal & Consumable Fuels–1.90%

Alpha Natural Resources Inc., Sr. Unsec. Conv. Notes, 2.38%, 04/15/15	7,000,000	6,676,250

Peabody Energy Corp., Jr. Unsec. Sub. Conv. Deb., 4.75%, 12/15/41	9,420,000	7,724,400

Solazyme Inc., Sr. Unsec. Sub. Conv. Notes, 6.00%, 02/01/18(b)	4,950,000	4,968,562

		19,369,212

Communications Equipment–1.55%

Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 12/15/20(b)	7,205,000	8,655,006

Ixia, Sr. Unsec. Conv. Notes, 3.00%, 12/15/15	5,430,000	7,181,175

		15,836,181

Computer Storage & Peripherals–2.38%

EMC Corp., Series B, Sr. Unsec. Conv. Notes, 1.75%, 12/01/13	5,425,000	8,100,230

NetApp Inc., Sr. Unsec. Conv. Notes, 1.75%, 06/01/13	3,255,000	3,558,122

SanDisk Corp., Sr. Unsec. Conv. Notes, 1.50%, 08/15/17	9,800,000	12,678,750

		24,337,102

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value

Construction & Engineering–0.46%

MasTec Inc., Sr. Unsec. Gtd. Conv. Notes, 4.00%, 06/15/14	$2,500,000	$4,698,438

Construction & Farm Machinery & Heavy Trucks–3.43%

Greenbrier Cos Inc., Sr. Unsec. Conv. Notes, 3.50%, 04/01/18	8,510,000	8,557,869

Meritor Inc., Sr. Unsec. Gtd. Conv. Notes, 7.88%, 12/01/20(b)(c)	7,842,000	7,993,939

Navistar International Corp., Sr. Unsec. Sub. Conv. Notes, 3.00%, 10/15/14	10,750,000	11,025,469

Wabash National Corp., Sr. Unsec. Conv. Notes, 3.38%, 05/01/18	6,100,000	7,407,687

		34,984,964

Construction Materials–1.46%

Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Global Notes, 3.25%, 03/15/16	7,500,000	9,946,875

Unsec. Sub. Conv. Notes, 4.88%, 03/15/15	4,000,000	4,942,500

		14,889,375

Consumer Finance–0.56%

DFC Global Corp., Sr. Unsec. Conv. Notes, 3.25%, 04/15/17(b)	5,500,000	5,754,375

Data Processing & Outsourced Services–1.10%

Alliance Data Systems Corp., Sr. Unsec. Conv. Notes, 1.75%, 08/01/13	5,480,000	11,268,250

Diversified Metals & Mining–1.22%

Molycorp Inc., Sr. Unsec. Conv. Notes, 6.00%, 09/01/17	10,220,000	7,294,525

RTI International Metals Inc., Sr. Unsec. Gtd. Conv. Notes, 3.00%, 12/01/15	4,480,000	5,205,200

		12,499,725

Electrical Components & Equipment–0.74%

EnerSys, Sr. Unsec. Conv. Notes, 3.38%, 06/01/15(c)(d)	4,012,000	5,062,663

General Cable Corp., Unsec. Sub. Conv. Global Notes, 4.50%, 11/15/29(e)	2,000,000	2,502,500

		7,565,163

Environmental & Facilities Services–0.76%

Covanta Holding Corp., Sr. Unsec. Conv. Notes, 3.25%, 06/01/14	6,000,000	7,758,750

Gold–0.98%

Royal Gold Inc., Sr. Unsec. Conv. Notes, 2.88%, 06/15/19	9,400,000	9,964,000

	Principal Amount	Value

Health Care Equipment–6.26%

HeartWare International Inc., Sr. Unsec. Conv. Notes, 3.50%, 12/15/17	$6,304,000	$7,493,880

Hologic Inc., Series 2010, Sr. Unsec. Conv. Notes, 2.00%, 12/15/16(c)(d)	8,000,000	9,680,000

Insulet Corp., Sr. Unsec. Conv. Notes, 3.75%, 06/15/16	5,500,000	6,524,375

Integra Lifesciences Holdings Corp., Sr. Unsec. Conv. Notes, 1.63%, 12/15/16	8,500,000	8,723,125

NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	5,500,000	5,376,250

Teleflex Inc., Sr. Unsec. Sub. Conv. Notes, 3.88%, 08/01/17	8,200,000	11,905,375

Volcano Corp., Sr. Unsec. Conv. Notes, 1.75%, 12/01/17	7,080,000	7,009,200

Wright Medical Group Inc., Sr. Unsec. Conv. Notes, 2.00%, 08/15/17(b)	6,250,000	7,195,312

		63,907,517

Health Care Facilities–1.65%

Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	8,150,000	9,876,781

LifePoint Hospitals Inc., Sr. Unsec. Sub. Conv. Notes, 3.50%, 05/15/14	6,400,000	7,012,000

		16,888,781

Health Care Services–1.48%

Chemed Corp., Sr. Unsec. Gtd. Conv. Notes, 1.88%, 05/15/14	4,441,000	4,898,978

Omnicare Inc., Sr. Unsec. Gtd. Sub. Conv. Notes, 3.75%, 04/01/42	9,147,000	10,261,791

		15,160,769

Home Entertainment Software–0.95%

Electronic Arts Inc., Sr. Unsec. Conv. Notes, 0.75%, 07/15/16	10,000,000	9,737,500

Homebuilding–2.52%

DR Horton Inc., Sr. Unsec. Gtd. Conv. Notes, 2.00%, 05/15/14	2,000,000	3,775,000

KB Home, Sr. Unsec. Gtd. Conv. Notes, 1.38%, 02/01/19	6,646,000	7,339,676

Lennar Corp., Sr. Unsec. Gtd. Conv. Notes, 2.75%, 12/15/15(b)(c)	2,000,000	3,880,000

Ryland Group Inc. (The), Sr. Unsec. Gtd. Conv. Notes, 1.63%, 05/15/18	7,190,000	10,767,025

		25,761,701

Housewares & Specialties–0.95%

Jarden Corp., Sr. Unsec. Gtd. Sub. Conv. Notes, 1.88%, 09/15/18(b)	8,500,000	9,727,187

Industrial Machinery–0.67%

Chart Industries Inc., Sr. Unsec. Sub. Conv. Notes, 2.00%, 08/01/18	5,000,000	6,793,750

Industrial REIT’s–0.38%

ProLogis L.P., Sr. Unsec. Gtd. Conv. Notes., 3.25%, 03/15/15	3,400,000	3,933,375

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value

Internet Retail–0.76%

priceline.com Inc., Sr. Unsec. Conv. Notes, 1.00%, 03/15/18	$7,000,000	$7,748,125

Internet Software & Services–1.70%

Dealer Track Holdings Inc., Sr. Unsec. Gtd. Conv. Notes, 1.50%, 03/15/17(b)	6,500,000	6,963,125

VeriSign Inc., Jr. Unsec. Sub. Conv. Global Notes, 3.25%, 08/15/37	7,005,000	10,415,559

		17,378,684

Investment Banking & Brokerage–0.30%

Jefferies Group Inc., Sr. Unsec. Conv. Notes, 3.88%, 11/01/17(c)	3,000,000	3,095,625

Leisure Products–0.32%

Callaway Golf Co., Sr. Unsec. Conv. Bonds, 3.75%, 08/15/19(b)	3,000,000	3,251,250

Life & Health Insurance–0.60%

American Equity Investment Life Holding Co., Sr. Unsec. Conv. Notes, 3.50%, 09/15/15(b)	4,700,000	6,165,813

Life Sciences Tools & Services–0.55%

Illumina Inc., Sr. Unsec. Conv. Notes, 0.25%, 03/15/16(b)	4,700,000	4,535,500

Sequenom Inc., Sr. Unsec. Conv. Notes, 5.00%, 10/01/17(b)	1,000,000	1,118,750

		5,654,250

Managed Health Care–1.48%

Molina Healthcare Inc., Sr. Unsec. Conv. Notes, 1.13%, 01/15/20(b)	4,133,000	4,153,665

WellPoint Inc., Sr. Unsec. Conv. Notes, 2.75%, 10/15/42(b)	10,000,000	10,975,000

		15,128,665

Marine–0.66%

DryShips Inc. (Greece), Sr. Unsec. Conv. Notes, 5.00%, 12/01/14	7,735,000	6,705,278

Mortgage REIT’s–0.41%

Annaly Capital Management Inc., Sr. Unsec. Conv. Notes, 5.00%, 05/15/15	4,000,000	4,150,000

Movies & Entertainment–0.50%

Liberty Interractive LLC, Sr. Unsec. Conv. Notes, 3.13%, 03/30/18(c)	3,150,000	5,120,719

Office REIT’s–0.52%

SL Green Operating Partnership L.P., Sr. Unsec. Gtd. Conv. Notes, 3.00%, 10/15/17(b)	4,500,000	5,357,813

	Principal Amount	Value

Oil & Gas Equipment & Services–2.86%

Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 03/15/18(c)	$6,600,000	$8,122,125

Hornbeck Offshore Services Inc., Sr. Unsec. Gtd. Conv. Notes, 1.50%, 09/01/19(b)	9,100,000	10,629,937

SEACOR Holdings Inc., Sr. Unsec. Conv. Notes, 2.50%, 12/19/17(b)(c)	9,530,000	10,411,525

		29,163,587

Oil & Gas Exploration & Production–2.72%

Chesapeake Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 2.50%, 05/15/17(c)	8,330,000	8,022,831

Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 2.63%, 12/01/19	9,120,000	10,197,300

Stone Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/17(b)	10,300,000	9,514,625

		27,734,756

Packaged Foods & Meats–0.48%

Chiquita Brands International Inc., Sr. Unsec. Conv. Notes, 4.25%, 08/15/16	5,357,000	4,915,048

Pharmaceuticals–2.70%

Akorn Inc., Sr. Unsec. Conv. Notes, 3.50%, 06/01/16	4,000,000	6,932,500

Auxilium Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 1.50%, 07/15/18	4,944,000	5,018,160

Medicines Co. (The), Sr. Unsec. Conv. Notes, 1.38%, 06/01/17(b)	4,000,000	5,387,500

Pacira Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 3.25%, 02/01/19(b)	1,233,000	1,686,127

Salix Pharmaceuticals Ltd., Sr. Unsec. Conv. Notes, 1.50%, 03/15/19(b)	8,000,000	8,525,000

		27,549,287

Precious Metals & Minerals–1.02%

Stillwater Mining Co., Sr. Unsec. Conv. Notes, 1.75%, 10/15/19(c)	8,700,000	10,418,250

Semiconductor Equipment–2.31%

Lam Research Corp., Series B, Sr. Unsec. Conv. Notes, 1.25%, 05/15/18	10,800,000	11,576,250

Novellus Systems Inc., Sr. Unsec. Gtd. Conv. Notes, 2.63%, 05/15/41	4,500,000	6,145,313

Photronics Inc., Sr. Unsec. Conv. Notes, 3.25%, 04/01/16	5,525,000	5,839,234

		23,560,797

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value

Semiconductors–4.88%

Intel Corp., Jr. Unsec. Sub. Conv. Deb., 2.95%, 12/15/35	$6,476,000	$6,888,845

2.95%, 12/15/35(b)	1,300,000	1,382,875

Linear Technology Corp., Series A, Sr. Unsec. Conv. Global Notes, 3.00%, 05/01/14(c)	8,075,000	8,650,344

Micron Technology Inc., Series A, Sr. Unsec. Conv. Notes, 1.50%, 08/01/18(c)	3,800,000	4,427,000

Series E, Sr. Unsec. Conv. Notes, 1.63%, 02/15/18(b)(c)	5,779,000	6,645,850

ON Semiconductor Corp., Sr. Unsec. Gtd. Sub. Conv. Notes, 2.63%, 12/15/16(c)	8,000,000	9,105,000

SunPower Corp., Sr. Unsec. Conv. Notes, 4.75%, 04/15/14	4,850,000	4,874,250

Xilinx Inc., Sr. Unsec. Conv. Notes, 2.63%, 06/15/17	5,530,000	7,869,881

		49,844,045

Specialized Finance–1.00%

Air Lease Corp., Sr. Unsec. Conv. Notes, 3.88%, 12/01/18(b)	8,300,000	10,219,375

Specialized REIT’s–0.62%

Rayonier TRS Holdings Inc., Sr. Unsec. Gtd. Conv. Notes, 4.50%, 08/15/15(b)	3,500,000	6,319,688

Steel–1.15%

AK Steel Corp., Sr. Unsec. Gtd. Conv. Notes, 5.00%, 11/15/19	9,050,000	8,501,344

Steel Dynamics Inc., Sr. Unsec. Gtd. Conv. Notes, 5.13%, 06/15/14	2,900,000	3,269,750

		11,771,094

Systems Software–0.75%

Symantec Corp., Series B, Sr. Unsec. Conv. Global Notes, 1.00%, 06/15/13	5,900,000	7,618,375

Thrifts & Mortgage Finance–2.68%

MGIC Investment Corp., Sr. Unsec. Conv. Notes, 2.00%, 04/01/20	7,480,000	7,638,950

5.00%, 05/01/17	4,478,000	4,489,195

Radian Group Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/01/19	4,143,000	5,013,030

3.00%, 11/15/17	8,500,000	10,231,875

		27,373,050

Tobacco–0.58%

Vector Group Ltd., Sr. Unsec. Conv. Notes, 2.50%, 01/15/19	5,040,000	5,888,963

	Principal Amount	Value

Trading Companies & Distributors–1.10%

Kaman Corp., Sr. Unsec. Conv. Notes, 3.25%, 11/15/17(b)	$1,235,000	$1,524,453

Titan Machinery Inc., Sr. Unsec. Conv. Notes, 3.75%, 05/01/19(b)	4,750,000	4,800,469

United Rentals Inc., Sr. Unsec. Conv. Notes, 4.00%, 11/15/15	1,000,000	4,953,125

		11,278,047

Trucking–1.30%

Avis Budget Group Inc., Sr. Unsec. Conv. Notes, 3.50%, 10/01/14	7,365,000	13,229,381

Total Bonds and Notes (Cost $727,108,508)		819,855,586

	Shares

Preferred Stocks–15.37%

Aerospace & Defense–0.97%

United Technologies Corp., $3.75 Conv. Pfd.	166,000	9,935,100

Asset Management & Custody Banks–1.02%

AMG Capital Trust II, $2.58 Conv. Pfd.	199,800	10,477,012

Automobile Manufacturers–1.15%

General Motors Co., Series B, $2.38 Conv. Pfd.	272,750	11,711,885

Diversified Banks–1.36%

Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.	10,800	13,918,500

Electric Utilities–1.02%

NextEra Energy, Inc., $2.94 Conv. Pfd.	97,100	5,296,805

PPL Corp., $4.38 Conv. Pfd.	92,100	5,134,575

		10,431,380

Health Care Facilities–0.66%

HealthSouth Corp., Series A, $65.00 Conv. Pfd.	5,700	6,698,925

Health Care Services–0.41%

Omnicare Capital Trust II, Series B, $2.00 Conv. Pfd.	82,133	4,229,850

Industrial Machinery–0.94%

Stanley Black & Decker Inc., $4.75 Conv. Pfd.	75,500	9,557,545

Life & Health Insurance–0.48%

MetLife Inc., $2.50 Conv. Pfd.	98,400	4,860,960

Other Diversified Financial Services–1.42%

Bank of America Corp., Series L, $72.50 Conv. Pfd.	11,900	14,496,104

Packaged Foods & Meats–0.44%

Post Holdings, Inc., $3.75 Conv. Pfd. (b)	41,411	4,488,124

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Shares	Value

Railroads–0.88%

Genesee & Wyoming Inc., $5.00 Conv. Pfd.	70,000	$9,033,500

Regional Banks–1.12%

KeyCorp, Series A, $7.75 Conv. Pfd.	18,000	2,332,620

Wintrust Financial Corp., $3.75 Conv. Pfd.	147,300	8,027,850

Class C, $50.00 Conv. Pfd.	1,000	1,040,250

		11,400,720

Specialized REIT’s–0.74%

Health Care REIT, Inc., Series I, $3.25 Conv. Pfd.	121,300	7,533,943

Steel–1.12%

ArcelorMittal (Luxembourg), Series MTUS, $1.50 Sub. Conv. Pfd.	395,000	8,393,750

Cliffs Natural Resources Inc., $1.75 Conv. Pfd.	165,386	3,087,757

		11,481,507

Tires & Rubber–0.88%

Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.	206,000	8,963,060

Trucking–0.76%

2010 Swift Mandatory Common Exchange Security Trust, $0.66 Conv. Pfd. (b)	606,100	7,756,201

Total Preferred Stocks (Cost $145,649,376)		156,974,316

Common Stocks–0.97%

Other Diversified Financial Services–0.97%

Citigroup Inc. (Cost $8,454,661)	224,858	9,947,718

Money Market Funds–2.68%

Liquid Assets Portfolio –Institutional Class (f)	13,675,407	13,675,407

Premier Portfolio –Institutional Class (f)	13,675,408	13,675,408

Total Money Market Funds (Cost $27,350,815)		27,350,815

TOTAL INVESTMENTS–99.29% (Cost $908,563,360)		1,014,128,435

OTHER ASSETS LESS LIABILITIES–0.71%		7,214,659

NET ASSETS–100.00%		$1,021,343,094

Investment Abbreviations:

Conv.	—Convertible
Deb.	—Debentures
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2013 was $210,713,983, which represented 20.63% of the Fund’s Net Assets.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Step coupon bond. Rate shown is the rate in effect on March 31, 2013.

(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Convertible Securities Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Convertible Securities Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$147,390,737	$46,882,112	$--	$194,272,849
Corporate Debt Securities	--	819,855,586	--	819,855,586
Total Investments	$147,390,737	$866,737,698	$--	$1,014,128,435

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2013 was $175,073,079 and $126,781,794, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$115,381,701
Aggregate unrealized (depreciation) of investment securities	(14,534,663)
Net unrealized appreciation of investment securities	$100,847,038
Cost of investments for tax purposes is $913,281,397.

Invesco Convertible Securities Fund

Invesco Allocation Funds

Invesco Conservative Allocation Fund

Invesco Growth Allocation Fund

Invesco Moderate Allocation Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	AAS-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2013

(unaudited)

Invesco Conservative Allocation Fund

Schedule of Investments in Affiliated Issuers—99.94%(a)

	% of Net Assets 03/31/13	Value 12/31/12	Purchases at Cost	Proceeds from Sales	Transfer in Kind	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/13	Value 03/31/13

Asset Allocation Funds—13.33%

Invesco Balanced-Risk Allocation Fund	6.29%	$31,692,331	$50,074	$(10,543,721)	$-	$(360,124)	$1,025,200	$-	1,704,112	$21,863,760

Invesco Balanced-Risk Commodity Strategy Fund	3.87%	12,458,490	1,750,327	(133,023)	-	(614,241)	(5,800)	-	1,364,681	13,455,753

Invesco Global Markets Strategy Fund (b)	3.17%	-	10,944,553	-	-	53,724	-	-	1,049,454	10,998,277

Total Asset Allocation Funds		44,150,821	12,744,954	(10,676,744)	-	(920,641)	1,019,400	-		46,317,790

Domestic Equity Funds—17.72%

Invesco American Franchise Fund	2.02%	12,692,655	138,120	(6,578,124)	-	(593,021)	1,350,850	-	514,720	7,010,480

Invesco Charter Fund	3.02%	9,207,489	460,320	(149,066)	-	966,130	20,972	-	514,740	10,505,845

Invesco Comstock Fund	2.05%	8,576,123	89,408	(2,400,771)	-	242,333	614,505	32,883	359,495	7,121,598

Invesco Diversified Dividend Fund	4.02%	14,082,019	66,668	(1,785,962)	-	1,252,150	356,709	66,668	924,047	13,971,584

Invesco Endeavor Fund	2.12%	7,260,880	98,756	(930,735)	-	780,269	163,643	-	364,810	7,372,813

Invesco Growth and Income Fund	2.68%	7,098,486	1,417,097	(125,451)	-	903,455	25,868	36,915	396,404	9,319,455

Invesco Small Cap Equity Fund	1.81%	6,041,379	-	(503,401)	-	623,170	107,590	-	399,792	6,268,738

Total Domestic Equity Funds		64,959,031	2,270,369	(12,473,510)	-	4,174,486	2,640,137	136,466		61,570,513

Fixed-Income Funds—55.68%

Invesco Core Plus Bond Fund	24.20%	82,109,944	2,483,321	(4,451)	-	(523,815)	(28)	686,945	7,698,257	84,064,971

Invesco Emerging Market Local Currency Debt Fund	3.20%	11,260,263	255,320	(242,839)	-	(146,824)	(7,706)	138,155	1,114,050	11,118,214

Invesco Floating Rate Fund	5.42%	18,394,352	256,851	(91,125)	-	259,360	(1,804)	233,406	2,358,099	18,817,634

Invesco High Yield Fund	4.90%	16,825,625	339,073	(352,685)	-	207,624	20,196	249,249	3,795,063	17,039,833

Invesco Premium Income Fund	3.94%	13,315,136	438,612	-	-	(60,645)	-	188,293	1,286,946	13,693,103

PowerShares 1-30 Laddered Treasury Portfolio—ETF	12.11%	40,437,040	2,491,143	(381,163)	-	(468,381)	(15,779)	228,731	1,306,300	42,062,860
PowerShares Fundamental Pure Large Growth Portfolio—ETF	1.91%	-	6,392,250	(2,376)	-	244,259	9	5,714	269,900	6,634,142

Total Fixed-Income Funds		182,342,360	12,656,570	(1,074,639)	-	(488,422)	(5,112)	1,730,493		193,430,757

Foreign Equity Funds—10.73%

Invesco Developing Markets Fund	3.14%	11,156,919	62,721	(582,465)	-	205,777	56,674	-	314,836	10,899,626

International Core Equity Fund	0.00%	14,368,042	-	(13,768,803)	(1,058,739)	(1,029,493)	1,488,993	-	-	-

Invesco International Growth Fund	3.66%	12,701,281	173,361	(635,462)	-	380,697	90,943	-	419,776	12,710,820
PowerShares FTSE RAFI Developed Markets ex-US Portfolio—ETF	3.93%	-	14,048,009	-	-	(376,503)	-	29,051	369,800	13,671,506

Total Foreign Equity Funds		38,226,242	14,284,091	(14,986,730)	(1,058,739)	(819,522)	1,636,610	29,051		37,281,952

Real Estate Funds—1.94%

Invesco Global Real Estate Fund	1.94%	6,801,953	80,237	(451,831)	-	248,886	72,886	23,362	551,645	6,752,131

Money Market Funds—0.54%

Liquid Assets Portfolio - Institutional Class	0.27%	530,265	14,659,139	(14,262,529)	-	-	-	385	926,875	926,875

Premier Portfolio - Institutional Class	0.27%	530,265	14,659,139	(14,262,529)	-	-	-	237	926,875	926,875

Total Money Market Funds		1,060,530	29,318,278	(28,525,058)	-	-	-	622		1,853,750
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $310,414,979)	99.94%	$337,540,937	$71,354,499	$(68,188,512)	$(1,058,739)	$2,194,787	$5,363,921	$1,919,994		$347,206,893

OTHER ASSETS LESS LIABILITIES	0.06%									209,653

NET ASSETS	100.00%									$347,416,546

Investment Abbreviations:

ETF — Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
Effective September 24, 2012, the Fund began investing in Class R6 shares. The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of the exchange-traded fund.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Allocation Funds

Schedule of Investments

March 31, 2013

(unaudited)

Invesco Growth Allocation Fund

Schedule of Investments in Affiliated Issuers—100.05%(a)

	% of Net Assets 03/31/13	Value 12/31/12	Purchases at Cost	Proceeds from Sales	Transfer in Kind	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/13	Value 03/31/13

Asset Allocation Funds—21.63%

Invesco Balanced-Risk Allocation Fund	10.55%	$138,360,305	$-	$(44,040,594)	$-	$(3,518,501)	$6,482,495	$-	7,582,518	$97,283,705

Invesco Balanced-Risk Commodity Strategy Fund	5.78%	48,393,959	7,654,515	(254,285)	-	(2,489,720)	(3,206)	-	5,405,807	53,301,263

Invesco Global Markets Strategy Fund (b)	5.30%	-	48,659,133	-	-	234,224	-	-	4,665,397	48,893,357

Total Asset Allocation Funds		186,754,264	56,313,648	(44,294,879)	-	(5,773,997)	6,479,289	-		199,478,325

Domestic Equity Funds—39.17%

Invesco American Franchise Fund	4.44%	73,055,121	36,672	(36,511,773)	-	(1,337,672)	5,713,328	-	3,007,025	40,955,676

Invesco Charter Fund	6.68%	52,806,575	4,214,722	(1,172,881)	-	5,508,304	222,125	-	3,017,092	61,578,845

Invesco Comstock Fund	4.53%	49,376,152	192,802	(12,780,189)	-	1,693,133	3,273,852	192,802	2,107,812	41,755,750

Invesco Diversified Dividend Fund	8.89%	81,206,700	391,135	(9,023,095)	-	7,484,301	1,910,512	391,135	5,421,267	81,969,553

Invesco Endeavor Fund	4.71%	41,931,648	-	(4,118,651)	-	4,604,583	991,086	-	2,147,880	43,408,666

Invesco Growth and Income Fund	5.93%	40,861,308	9,714,369	(1,269,929)	-	5,100,770	306,043	216,719	2,327,204	54,712,561

Invesco Small Cap Equity Fund	3.99%	34,702,602	-	(2,166,741)	-	3,817,917	457,396	-	2,347,651	36,811,174

Total Domestic Equity Funds		373,940,106	14,549,700	(67,043,259)	-	26,871,336	12,874,342	800,656		361,192,225

Fixed-Income Funds—11.14%

Invesco Premium Income Fund	6.91%	60,457,841	3,853,947	(318,225)	-	(263,743)	(1,794)	868,984	5,989,476	63,728,026
PowerShares Fundamental Pure Large Growth Portfolio—ETF	4.23%	-	37,906,042	(301,807)	-	1,437,502	1,135	33,626	1,588,400	39,042,872

Total Fixed-Income Funds		60,457,841	41,759,989	(620,032)	-	1,173,759	(659)	902,610		102,770,898

Foreign Equity Funds—23.72%

Invesco Developing Markets Fund	6.92%	64,369,718	-	(2,070,405)	-	1,309,619	202,244	-	1,843,188	63,811,176

Invesco International Core Equity Fund	0.00%	82,819,970	-	(79,614,532)	(5,856,150)	6,338,383	(3,687,671)	-	-	-

Invesco International Growth Fund	8.09%	73,190,858	476,423	(1,815,281)	-	2,762,451	(48,297)	-	2,462,555	74,566,154
PowerShares FTSE RAFI Developed Markets ex-US Portfolio—ETF	8.71%	-	82,554,409	-	-	(2,222,296)	-	170,703	2,172,900	80,332,113

Total Foreign Equity Funds		220,380,546	83,030,832	(83,500,218)	(5,856,150)	8,188,157	(3,533,724)	170,703		218,709,443

Real Estate Funds—4.27%

Invesco Global Real Estate Fund	4.27%	39,085,902	136,294	(1,702,086)	-	2,093,117	(221,152)	136,294	3,218,307	39,392,075

Money Market Funds—0.12%

Liquid Assets Portfolio - Institutional Class	0.06%	1,627,557	108,667,944	(109,702,319)	-	-	-	1,230	593,182	593,182

Premier Portfolio - Institutional Class	0.06%	1,627,557	108,667,943	(109,702,319)	-	-	-	775	593,181	593,181

Total Money Market Funds		3,255,114	217,335,887	(219,404,638)	-	-	-	2,005		1,186,363
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $775,674,343)	100.05%	$883,873,773	$413,126,350	$(416,565,112)	$(5,856,150)	$32,552,372	$15,598,096	$2,012,268		$922,729,329

OTHER ASSETS LESS LIABILITIES	(0.05)%									(494,418)

NET ASSETS	100.00%									$922,234,911

Investment Abbreviations:

ETF — Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of the exchange-traded fund.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Allocation Funds

Schedule of Investments

March 31, 2013

(unaudited)

Invesco Moderate Allocation Fund

Schedule of Investments in Affiliated Issuers—100.01%(a)

	% of Net Assets 03/31/13	Value 12/31/12	Purchases at Cost	Proceeds from Sales	Transfer in Kind	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/13	Value 03/31/13

Asset Allocation Funds—17.00%

Invesco Balanced-Risk Allocation Fund	8.23%	$98,781,435	$134,730	$(31,841,761)	$-	$(1,234,319)	$3,311,316	$-	5,389,821	$69,151,401

Invesco Balanced-Risk Commodity Strategy Fund	4.68%	36,859,194	4,495,262	(197,729)	-	(1,865,364)	(2,299)	-	3,984,692	39,289,064

Invesco Global Markets Strategy Fund (b)	4.09%	-	34,262,870	(30,551)	-	164,103	(326)	-	3,282,070	34,396,096

Total Asset Allocation Funds		135,640,629	38,892,862	(32,070,041)	-	(2,935,580)	3,308,691	-		142,836,561

Domestic Equity Funds—29.02%

Invesco American Franchise Fund	3.22%	48,931,729	627,478	(25,418,071)	-	(1,959,242)	4,885,151	-	1,987,301	27,067,045

Invesco Charter Fund	4.94%	35,206,353	2,443,629	-	-	3,832,706	-	-	2,032,469	41,482,688

Invesco Comstock Fund	3.33%	32,906,888	599,790	(8,861,030)	-	1,081,268	2,240,072	129,134	1,411,761	27,966,988

Invesco Diversified Dividend Fund	6.64%	54,455,042	381,822	(5,332,590)	-	5,232,154	1,077,598	266,328	3,691,404	55,814,026

Invesco Endeavor Fund	3.57%	28,059,676	547,556	(2,317,176)	-	3,321,489	409,671	-	1,485,463	30,021,216

Invesco Growth and Income Fund	4.40%	27,371,843	5,959,494	-	-	3,627,982	-	146,398	1,572,068	36,959,319

Invesco Small Cap Equity Fund	2.92%	23,254,585	40,541	(1,577,994)	-	2,543,816	290,208	-	1,565,763	24,551,156

Total Domestic Equity Funds		250,186,116	10,600,310	(43,506,861)	-	17,680,173	8,902,700	541,860		243,862,438

Fixed-Income Funds—33.05%

Invesco Core Plus Bond Fund	8.97%	72,668,293	3,231,971	(52,797)	-	(464,848)	(241)	614,157	6,903,148	75,382,378

Invesco Emerging Market Local Currency Debt Fund	2.36%	19,897,071	477,258	(280,731)	-	(276,758)	(1,490)	246,485	1,985,506	19,815,350

Invesco Floating Rate Fund	3.01%	24,343,755	646,883	(56,669)	-	351,092	(8,208)	312,439	3,167,526	25,276,853

Invesco High Yield Fund	3.60%	29,779,667	612,935	(530,144)	-	385,047	17,750	443,910	6,740,591	30,265,255

Invesco Premium Income Fund	5.89%	47,384,733	2,312,720	-	-	(214,522)	-	677,717	4,650,652	49,482,931

PowerShares 1-30 Laddered Treasury Portfolio—ETF	6.11%	48,192,580	3,772,736	-	-	(577,336)	-	277,599	1,595,900	51,387,980

PowerShares Fundamental Pure Large Growth Portfolio—ETF	3.11%	-	25,188,116	-	-	962,546	-	22,522	1,063,900	26,150,662

Total Fixed-Income Funds		242,266,099	36,242,619	(920,341)	-	165,221	7,811	2,594,829		277,761,409

Foreign Equity Funds—17.08%

Invesco Developing Markets Fund	5.06%	42,991,251	250,745	(1,756,326)	-	839,528	171,287	-	1,227,513	42,496,485

Invesco International Core Equity Fund	0.00%	55,414,538	-	(53,259,027)	(3,928,991)	(512,031)	2,285,511	-	-	-

Invesco International Growth Fund	5.84%	49,018,310	212,582	(1,966,753)	-	1,557,629	260,850	-	1,620,958	49,082,618
PowerShares FTSE RAFI Developed Markets ex-US Portfolio—ETF	6.18%	-	53,414,907	-	-	(1,464,663)	-	110,393	1,405,200	51,950,244

Total Foreign Equity Funds		147,424,099	53,878,234	(56,982,106)	(3,928,991)	420,463	2,717,648	110,393		143,529,347

Real Estate Funds—3.12%

Invesco Global Real Estate Fund	3.12%	26,119,490	144,290	(1,248,466)	-	1,044,122	200,715	90,858	2,145,437	26,260,151

Money Market Funds—0.74%

Liquid Assets Portfolio - Institutional Class	0.37%	636,041	51,250,548	(48,778,917)	-	-	-	1,134	3,107,672	3,107,672

Premier Portfolio - Institutional Class	0.37%	636,041	51,250,548	(48,778,917)	-	-	-	692	3,107,672	3,107,672

Total Money Market Funds		1,272,082	102,501,096	(97,557,834)	-	-	-	1,826		6,215,344
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $728,471,225)	100.01%	$802,908,515	$242,259,411	$(232,285,649)	$(3,928,991)	$16,374,399	$15,137,565	$3,339,766		$840,465,250

OTHER ASSETS LESS LIABILITIES	(0.01)%									(38,453)

NET ASSETS	100.00%									$840,426,797

Investment Abbreviations:

ETF — Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of the exchange-traded fund.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Allocation Funds

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

Each Fund is a “fund of funds,” in that it invests in mutual funds advised by Invesco Advisers, Inc. (“Invesco”) or exchange traded funds advised by Invesco Powershares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value

Invesco Allocation Funds

A.	Security Valuations – (continued)

and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

Invesco Allocation Funds

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	For the three months ended March 31, 2013*		At March 31, 2013
			Federal Tax	Unrealized	Unrealized	Net Unrealized
	Purchases	Sales	Cost**	Appreciation	(Depreciation)	Appreciation
Invesco Conservative Allocation Fund	$42,036,221	$39,663,454	$318,787,002	$29,038,994	$(619,103)	$28,419,891
Invesco Growth Allocation Fund	195,790,463	197,160,474	790,502,845	135,302,787	(3,076,302)	132,226,485
Invesco Moderate Allocation Fund	139,758,315	134,727,815	740,463,131	102,123,893	(2,121,773)	100,002,120

*  Excludes U.S. Treasury obligations and money market funds, if any.

**Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

NOTE 4 – Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Growth Allocation Fund (the “Fund”) would acquire all of the assets and liabilities of Invesco Leaders Fund (the “Target Fund”) in exchange for shares of the Fund.

The Agreement requires approval of the Target Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on May 20, 2013. Upon closing of the reorganization, shareholders of the Target Fund will receive a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund will liquidate and cease operations.

Invesco Allocation Funds

Invesco Global Quantitative Core Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	GQC-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.20%

Australia–4.18%

CSL Ltd.	42,902	$2,657,143

Lend Lease Group(a)	41,055	437,366

Telstra Corp. Ltd.	220,624	1,037,336

Woolworths Ltd.	48,940	1,727,624

		5,859,469

Austria–2.89%

Andritz AG	40,637	2,726,100

Voestalpine AG	42,935	1,319,924

		4,046,024

Canada–2.73%

Encana Corp.	62,400	1,213,606

Husky Energy Inc.	47,000	1,348,937

National Bank of Canada (b)	17,100	1,255,739

		3,818,282

Denmark–2.36%

Coloplast AS -ClassB	5,035	270,836

GN Store Nord AS	80,998	1,444,046

Novo Nordisk AS -Class B	9,786	1,597,306

		3,312,188

France–3.04%

Cie Generale des Etablissements Michelin	20,182	1,690,909

European Aeronautic Defence and Space Co.	50,437	2,571,205

		4,262,114

Germany–2.59%

Aurubis AG	11,249	714,837

Muenchener Rueckversicherungs-Gesellschaft AG	10,070	1,883,090

ProSiebenSat.1 Media AG -Preference Shares	28,820	1,028,740

		3,626,667

Hong Kong–0.97%

Cheung Kong (Holdings) Ltd.	92,000	1,360,224

Japan–10.28%

Canon Inc.	53,100	1,958,067

Central Japan Railway Co.	26,100	2,758,348

COMSYS Holdings Corp.	41,700	507,545

Daihatsu Motor Co., Ltd.	8,000	166,197

Daito Trust Construction Co., Ltd.	2,500	214,373

Japan Tobacco Inc.	55,500	1,776,225

JGC Corp.	48,000	1,231,299

Namco Bandai Holdings Inc.	98,200	1,740,085

Sega Sammy Holdings Inc.	53,000	1,064,450

Sumitomo Mitsui Financial Group, Inc.	53,600	2,199,389

Suzuken Co., Ltd.	4,400	159,598

	Shares	Value

Japan–(continued)

Tokio Marine Holdings, Inc.	21,700	$627,199

		14,402,775

Netherlands–1.38%

Heineken Holding N.V.	3,472	222,458

Koninklijke Ahold N.V.	111,559	1,709,388

		1,931,846

New Zealand–1.69%

Telecom Corp. of New Zealand Ltd.	1,206,864	2,365,379

Norway–1.18%

TGS Nopec Geophysical Co. ASA	43,690	1,653,910

Singapore–0.19%

UOL Group Ltd.	48,000	270,451

Sweden–4.06%

Boliden AB	76,994	1,241,935

Saab AB -Class B	34,016	737,095

Skandinaviska Enskilda Banken AB -Class A	227,993	2,293,239

Svenska Handelsbanken AB -Class A	32,961	1,410,682

		5,682,951

Switzerland–1.76%

Roche Holding AG	10,533	2,458,913

United Kingdom–6.67%

Berendsen PLC	45,009	537,691

Mondi PLC	10,512	143,346

Next PLC	42,963	2,855,187

Rio Tinto PLC	6,206	292,298

Royal Dutch Shell PLC -Class A	60,677	1,970,485

Royal Dutch Shell PLC -Class B	41,512	1,381,321

WH Smith PLC	190,078	2,159,519

		9,339,847

United States–50.23%

Activision Blizzard, Inc.	57,600	839,232

Alliant Techsystems Inc.	11,500	832,945

Allstate Corp. (The)	8,000	392,560

American Eagle Outfitters, Inc.	18,500	345,950

Amgen Inc.	33,000	3,382,830

AOL Inc. (c)	67,400	2,594,226

AT&T Inc.	71,500	2,623,335

Brocade Communications Systems, Inc. (c)	46,600	268,882

CF Industries Holdings, Inc.	3,900	742,443

Cisco Systems, Inc.	149,400	3,123,954

Citigroup Inc.	73,100	3,233,944

ConocoPhillips	48,800	2,932,880

Discover Financial Services	52,600	2,358,584

Eli Lilly & Co.	51,800	2,941,722

Entergy Corp.	20,100	1,271,124

Gap, Inc. (The)	73,600	2,605,440

Garmin Ltd.	12,100	399,784

See accompanying notes which are an integral part of this schedule.

Invesco Global Quantitative Core Fund

	Shares	Value

United States–(continued)

General Motors Co. (c)	99,300	$2,762,526

JPMorgan Chase & Co.	59,400	2,819,124

KeyCorp	100,100	996,996

Lockheed Martin Corp.	27,300	2,634,996

Marathon Oil Corp.	62,900	2,120,988

Marathon Petroleum Corp.	33,000	2,956,800

Microsoft Corp.	68,600	1,962,646

Northrop Grumman Corp.	39,700	2,784,955

Oracle Corp.	56,900	1,840,146

PartnerRe Ltd.	10,100	940,411

Pfizer Inc.	131,800	3,803,748

Philip Morris International Inc.	31,900	2,957,449

ResMed Inc. -CDI	115,924	528,402

Safeway Inc.	13,100	345,185

Symantec Corp. (c)	6,500	160,420

U.S. Bancorp	75,600	2,565,108

Valero Energy Corp.	24,800	1,128,152

Verizon Communications Inc.	68,400	3,361,860

Wal-Mart Stores, Inc.	24,300	1,818,369

Western Refining, Inc.	27,900	987,939

		70,366,055

Total Common Stocks & Other Equity Interests (Cost $112,724,209)		134,757,095

Money Market Funds–2.12%

Liquid Assets Portfolio –Institutional Class (d)	1,486,070	1,486,070

Premier Portfolio –Institutional Class (d)	1,486,070	1,486,070

Total Money Market Funds (Cost $2,972,140)		2,972,140

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–98.32% (Cost $115,696,349)		137,729,235

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.70%

Liquid Assets Portfolio - Institutional Class (Cost $979,200)(d)(e)	979,200	979,200

TOTAL INVESTMENTS–99.02% (Cost $116,675,549)		138,708,435

OTHER ASSETS LESS LIABILITIES–0.98%		1,379,345

NET ASSETS–100.00%		$140,087,780

Investment Abbreviations:

CDI	—Chess Depositary Instruments

Notes to Schedule of Investments:

(a)	Stapled security consisting of 1 unit of Lend Lease Trust and 1 share of Lend Lease Corp. Ltd.

(b)	All or a portion of this security was out on loan at March 31, 2013.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Global Quantitative Core Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Global Quantitative Core Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses

Invesco Global Quantitative Core Fund

E.	Foreign Currency Translations - (continued)

arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Invesco Global Quantitative Core Fund

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2013, there were transfers from Level 1 to Level 2 of $1,942,421 and from Level 2 to Level 1 of $6,449,900, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$--	$5,859,469	$--	$5,859,469
Austria	2,726,100	1,319,924	--	4,046,024
Canada	3,818,282	--	--	3,818,282
Denmark	270,836	3,041,352	--	3,312,188
France	--	4,262,114	--	4,262,114
Germany	3,626,667	--	--	3,626,667
Hong Kong	--	1,360,224	--	1,360,224
Japan	--	14,402,775	--	14,402,775
Netherlands	1,931,846	--	--	1,931,846
New Zealand	--	2,365,379	--	2,365,379
Norway	--	1,653,910	--	1,653,910
Singapore	--	270,451	--	270,451
Sweden	--	5,682,951	--	5,682,951
Switzerland	--	2,458,913	--	2,458,913
United Kingdom	--	9,339,847	--	9,339,847
United States	73,788,993	528,402	--	74,317,395
	$86,162,724	$52,545,711	$--	$138,708,435
Futures*	1,066	--	--	1,066
Total Investments	$86,163,790	$52,545,711	$--	$138,709,501

* Unrealized appreciation.

NOTE 3 -- Derivative Investments

Open Futures Contracts*
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index	34	June-2013	$2,656,590	$20,902
Dow Jones EURO STOXX 50 Index	27	June-2013	883,835	(33,067)
FTSE 100 Index	5	June-2013	482,485	(5,580)
SGX NIKKEI 225 Index	5	June-2013	329,297	18,811
Total				$1,066
*	Futures collateralized by $226,335 cash held with Merrill Lynch & Co, Inc, the futures commission merchant.

Invesco Global Quantitative Core Fund

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2013 was $20,423,411 and $25,919,371, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$24,446,972
Aggregate unrealized (depreciation) of investment securities	(2,428,465)
Net unrealized appreciation of investment securities	$22,018,507
Cost of investments for tax purposes is $116,689,928.

Invesco Global Quantitative Core Fund

Invesco Income Allocation Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	INCAL-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2013

(Unaudited)

Invesco Income Allocation Fund

Schedule of Investments in Affiliated Issuers-99.82%(a)

	% of Net Assets 03/31/13	Value 12/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)			Dividend Income	Shares 03/31/13	Value 03/31/13
Domestic Equity Funds-24.97%

Invesco Diversified Dividend Fund	16.83%	$18,665,102	$1,450,115	$(378,242)	$2,310,096	$10,840			$104,047	1,458,857	$22,057,911

Invesco Diversified Income Fund (b)	8.14%	9,166,547	1,400,672	(201,729)	302,433	593,708			80,529	606,681	10,659,390

Total Domestic Equity Funds		27,831,649	2,850,787	(579,971)	2,612,529	604,548			184,576		32,717,301

Fixed-Income Funds-62.19%

Invesco Core Plus Bond Fund	14.32%	17,743,569	1,517,132	(384,546)	(78,750)	(33,528)			148,619	1,718,304	18,763,877

Invesco Corporate Bond Fund	8.12%	10,031,764	870,147	(214,337)	(11,642)	(28,585)			107,367	1,466,577	10,647,347

Invesco Floating Rate Fund	6.84%	8,286,046	735,183	(176,513)	143,671	(26,355)			107,057	1,123,062	8,962,032

Invesco High Yield Fund	10.35%	12,535,272	1,110,706	(258,465)	147,534	24,785			190,884	3,020,007	13,559,832

Invesco International Total Return Fund	4.49%	5,773,257	467,865	(126,081)	(236,622)	9,491			19,176	545,177	5,887,910

Invesco Premium Income Fund	13.44%	16,546,687	1,491,358	(353,026)	(85,961)	11,987			235,029	1,655,173	17,611,045

Invesco Short Term Bond Fund	4.63%	5,721,711	478,219	(126,081)	13,949	(13,967)			29,528	694,152	6,073,831

Total Fixed-Income Funds		76,638,306	6,670,610	(1,639,049)	(107,821)	(56,172)			837,660		81,505,874

Foreign Equity Funds-5.39%

Invesco International Core Equity Fund	5.39%	6,672,082	448,689	(126,080)	130,927	(68,552)			-	675,317	7,057,066

Real Estate Funds-7.27%

Invesco Global Real Estate Income Fund	7.27%	8,615,678	710,810	(176,513)	383,384	(1,970)			82,645	1,017,224	9,531,389
TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $120,965,241)	99.82%	$119,757,715	$10,680,896	$(2,521,613)	$3,019,019	$477,854	(c	)	$1,104,881		$130,811,630
OTHER ASSETS LESS LIABILITIES	0.18%										233,910
NET ASSETS	100.00%										$131,045,540

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. Effective September 24, 2012, the Fund began investing in Class R6 shares.
(b)	Effective February 6, 2013, Invesco Utilities Fund was renamed Invesco Dividend Income Fund.

(c)	Includes $602,241 of capital gains from affiliated underlying funds for Invesco Diversified Income Fund.

See accompanying notes which are an integral part of this schedule.

Invesco Income Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

The Fund is a “fund of funds,” in that it invests in mutual funds advised by Invesco Advisers, Inc. (“Invesco”).

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Income Allocation Fund

A.	Security Valuations – (continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Income Allocation Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2013 was $10,680,896 and $2,521,613, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$563,956
Aggregate unrealized (depreciation) of investment securities	(171,793)
Net unrealized appreciation of investment securities	$392,163
Cost of investments for tax purposes is $130,419,467.

Invesco Income Allocation Fund

Invesco International Allocation Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	INTAL-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2013

(Unaudited)

Invesco International Allocation Fund

Schedule of Investments in Affiliated Issuers–100.09%(a)

	% of Net Assets 03/31/13	Value 12/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/13	Value 03/31/13

Foreign Equity Funds–99.83%

Invesco Developing Markets Fund	4.38%	$7,829,370	$100,364	$(232,530)	$175,614	$7,258	$—	227,616	$7,880,076

Invesco Emerging Markets Equity Fund	3.99%	7,687,026	100,363	(232,530)	(360,762)	(28,789)	—	939,097	7,165,308

Invesco International Core Equity Fund	30.94%	55,958,387	691,387	(1,601,874)	1,329,706	(788,297)	—	5,319,551	55,589,309

Invesco International Growth Fund	22.11%	38,949,569	501,813	(1,162,651)	1,555,034	(118,678)	—	1,311,925	39,725,087

Invesco International Small Company Fund	10.19%	18,041,867	223,028	(516,734)	576,166	(20,726)	—	856,910	18,303,601

PowerShares International Dividend Achievers Portfolio - ETF	28.22%	48,231,921	307,963	(1,074,069)	3,302,184	(49,457)	162,389	3,002,874	50,718,542

Total Foreign Equity Funds	99.83%	176,698,140	1,924,918	(4,820,388)	6,577,942	(998,689)	162,389		179,381,923

Money Market Funds–0.26%

Liquid Assets Portfolio– Institutional Class	0.13%	152,415	2,104,041	(2,028,221)	—	—	45	228,235	228,235

Premier Portfolio – Institutional Class	0.13%	152,415	2,104,041	(2,028,221)	—	—	28	228,235	228,235

Total Money Market Funds	0.26%	304,830	4,208,082	(4,056,442)	—	—	73		456,470

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $178,089,818)	100.09%	$177,002,970	$6,133,000	$(8,876,830)	$6,577,942	$(998,689)	$162,462		$179,838,393

OTHER ASSETS LESS LIABILITIES	(0.09)%								(150,052)

NET ASSETS	100.00%								$179,688,341

Investment Abbreviations:

ETF – Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed. The Fund invests in the fund shares of the Exchange-Traded Fund.

See accompanying notes which are an integral part of this schedule.

Invesco International Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

The Fund is a “fund of funds,” in that it invests in mutual funds advised by Invesco Advisers, Inc. (“Invesco”) or exchange traded funds advised by Invesco Powershares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco.

A.    Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco International Allocation Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2013 was $1,924,918 and $4,820,388, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$9,680,454
Aggregate unrealized (depreciation) of investment securities	(32,083,547)
Net unrealized appreciation (depreciation) of investment securities	$(22,403,093)
Cost of investments for tax purposes is $202,241,486.

Invesco International Allocation Fund

Invesco Leaders Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	VK-LEA-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2013

(Unaudited)

Schedule of Investments in Affiliated Issuers–100.27%(a)

	% of Net Assets 03/31/13	Value 12/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Dividend Income	Shares 03/31/13	Value 03/31/13

Domestic Equity Funds–66.67%

Invesco Comstock Fund	33.34%	$56,082,933	$274,745	$(3,728,536)	$5,943,068	$236,659	$274,745	2,968,646	$58,808,869

Invesco Equity and Income Fund	33.33%	55,956,620	326,144	(2,464,651)	4,804,382	182,517	326,143	5,868,764	58,805,012

Total Domestic Equity Funds		112,039,553	600,889	(6,193,187)	10,747,450	419,176	600,888		117,613,881

Foreign Equity Funds–33.22%

Invesco International Growth Fund	33.22%	56,020,641	1,054,687	(553,759)	2,086,133	853	-	1,935,553	58,608,555

Money Market Funds–0.38%

Liquid Assets Portfolio - Institutional Class	0.19%	337,997	2,250,110	(2,260,032)	-	-	49	328,075	328,075

Premier Portfolio - Institutional Class	0.19%	337,997	2,250,110	(2,260,032)	-	-	31	328,075	328,075

Total Money Market Funds		675,994	4,500,220	(4,520,064)	-	-	80		656,150
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $135,880,938)	100.27%	$168,736,188	$6,155,796	$(11,267,010)	$12,833,583	$420,029	$600,968		$176,878,586
OTHER ASSETS LESS LIABILITIES	(0.27)%								(474,167)
NET ASSETS	100.00%								$176,404,419

Notes to Schedule of Investments:

(a)     Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed.

See accompanying Notes which are an integral part of this schedule.

Invesco Leaders Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Leaders Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2013 was $1,655,576 and $6,746,946, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$37,487,299
Aggregate unrealized (depreciation) of investment securities	--
Net unrealized appreciation of investment securities	$37,487,299
Cost of investments for tax purposes is $139,391,287.

Invesco Leaders Fund

NOTE 4 -- Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Leaders Fund (the “Fund”) would transfer all of its assets and liabilities to Invesco Growth Allocation Fund (the “Acquiring Fund”).

The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on May 20, 2013. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.

Invesco Leaders Fund

Invesco Mid Cap Core Equity Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	MCCE-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–88.30%(a)

Aerospace & Defense–1.83%

Exelis Inc.	2,209,154	$24,057,687

Moog Inc. -Class A (b)	500,057	22,917,612

		46,975,299

Application Software–1.05%

Adobe Systems Inc. (b)	622,240	27,073,662

Asset Management & Custody Banks–2.26%

Northern Trust Corp.	1,063,508	58,024,997

Brewers–2.14%

Boston Beer Company, Inc. (The) -Class A (b)	79,767	12,734,004

Molson Coors Brewing Co. -Class B	864,442	42,297,147

		55,031,151

Communications Equipment–2.60%

F5 Networks, Inc. (b)	328,979	29,305,449

Polycom, Inc. (b)	1,374,239	15,226,568

Riverbed Technology, Inc. (b)	869,068	12,957,804

Tellabs, Inc.	4,490,146	9,384,405

		66,874,226

Computer & Electronics Retail–1.07%

GameStop Corp. -Class A	982,404	27,477,840

Computer Storage & Peripherals–1.21%

NetApp, Inc. (b)	909,334	31,062,849

Construction & Engineering–1.26%

Chicago Bridge & Iron Co. N.V. -New York Shares	522,706	32,460,043

Construction & Farm Machinery & Heavy Trucks–1.61%

Joy Global Inc.	332,000	19,760,640

Terex Corp. (b)	626,388	21,560,275

		41,320,915

Construction Materials–1.13%

CRH PLC (Ireland)	1,319,640	29,125,608

Data Processing & Outsourced Services–0.49%

Western Union Co. (The)	834,047	12,544,067

Department Stores–0.87%

Macy’s, Inc.	534,992	22,384,065

Diversified Chemicals–1.46%

Huntsman Corp.	2,019,873	37,549,439

	Shares	Value

Diversified Metals & Mining–0.78%

Compass Minerals International, Inc.	254,036	$20,043,440

Electronic Components–1.80%

Amphenol Corp. -Class A	621,444	46,390,795

Electronic Manufacturing Services–0.94%

Molex Inc.	828,283	24,252,126

Environmental & Facilities Services–1.35%

Republic Services, Inc.	1,053,030	34,749,990

Food Retail–0.48%

Safeway Inc.	463,985	12,226,005

Footwear–1.02%

Wolverine World Wide, Inc.	590,000	26,178,300

General Merchandise Stores–2.04%

Big Lots, Inc. (b)	951,560	33,561,521

Family Dollar Stores, Inc.	319,131	18,844,686

		52,406,207

Gold–0.56%

Kinross Gold Corp. (Canada)	1,810,614	14,358,169

Health Care Distributors–0.86%

Cardinal Health, Inc.	529,081	22,020,351

Health Care Equipment–0.75%

Boston Scientific Corp. (b)	2,474,745	19,327,758

Health Care Services–0.73%

Quest Diagnostics Inc.	331,664	18,722,433

Homebuilding–0.90%

D.R. Horton, Inc.	956,929	23,253,375

Industrial Machinery–5.39%

Dover Corp.	436,000	31,775,680

Flowserve Corp.	154,000	25,827,340

ITT Corp.	1,039,145	29,542,892

SPX Corp.	302,440	23,880,663

Stanley Black & Decker Inc.	341,000	27,610,770

		138,637,345

Insurance Brokers–1.36%

Marsh & McLennan Cos., Inc.	918,373	34,870,623

Investment Banking & Brokerage–0.98%

Charles Schwab Corp. (The)	1,426,364	25,232,379

Life & Health Insurance–1.53%

Torchmark Corp.	656,131	39,236,634

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Core Equity Fund

	Shares	Value

Life Sciences Tools & Services–2.70%

Agilent Technologies, Inc.	1,050,398	$44,085,204

Life Technologies Corp. (b)	390,003	25,205,894

		69,291,098

Managed Health Care–1.95%

Aetna Inc.	589,238	30,121,847

Humana Inc.	288,000	19,903,680

		50,025,527

Marine–1.01%

Kirby Corp. (b)	339,774	26,094,643

Multi-Sector Holdings–0.37%

PICO Holdings, Inc. (b)	425,720	9,450,984

Multi-Utilities–0.82%

CMS Energy Corp.	754,608	21,083,748

Office Services & Supplies–2.06%

Avery Dennison Corp.	841,000	36,221,870

Pitney Bowes Inc.	1,123,149	16,689,994

		52,911,864

Oil & Gas Drilling–0.69%

Transocean Ltd. (b)	339,289	17,629,456

Oil & Gas Equipment & Services–4.26%

Cameron International Corp. (b)	404,042	26,343,538

Dresser-Rand Group, Inc. (b)	371,000	22,875,860

Lufkin Industries, Inc.	351,000	23,302,890

Weatherford International Ltd. (b)	3,036,713	36,865,696

		109,387,984

Oil & Gas Exploration & Production–1.87%

Concho Resources Inc. (b)	216,403	21,084,144

Southwestern Energy Co. (b)	726,941	27,085,822

		48,169,966

Packaged Foods & Meats–4.00%

JM Smucker Co. (The)	315,876	31,322,264

Kellogg Co.	1,109,949	71,514,014

		102,836,278

Paper Packaging–1.00%

Packaging Corp. of America	572,000	25,665,640

Personal Products–0.88%

Avon Products, Inc.	1,085,346	22,499,223

Pharmaceuticals–3.93%

Endo Health Solutions Inc. (b)	1,106,342	34,031,080

Hospira, Inc. (b)	649,745	21,331,128

Shire PLC -ADR (Ireland)	373,774	34,147,993

Zoetis Inc.	348,045	11,624,703

		101,134,904

	Shares	Value

Property & Casualty Insurance–3.74%

Arch Capital Group Ltd. (b)	754,000	$39,637,780

Progressive Corp. (The)	2,238,740	56,572,960

		96,210,740

Regional Banks–0.81%

First Republic Bank	537,915	20,774,277

Restaurants–1.13%

Darden Restaurants, Inc.	562,537	29,071,912

Semiconductor Equipment–2.12%

Lam Research Corp. (b)	600,000	24,876,000

Teradyne, Inc. (b)	1,830,000	29,682,600

		54,558,600

Semiconductors–4.79%

Hittite Microwave Corp. (b)	41,954	2,540,734

Linear Technology Corp.	1,577,763	60,538,766

Microchip Technology Inc.	600,326	22,067,984

Xilinx, Inc.	992,422	37,880,748

		123,028,232

Soft Drinks–1.71%

Dr. Pepper Snapple Group, Inc.	934,635	43,881,113

Specialized Finance–1.13%

Moody’s Corp.	546,201	29,123,437

Specialty Chemicals–2.78%

International Flavors & Fragrances Inc.	424,917	32,578,387

Sigma-Aldrich Corp.	501,790	38,979,047

		71,557,434

Steel–0.61%

Allegheny Technologies, Inc.	495,180	15,702,158

Systems Software–3.04%

CA, Inc.	445,149	11,204,401

Symantec Corp. (b)	2,709,824	66,878,456

		78,082,857

Thrifts & Mortgage Finance–0.45%

People’s United Financial Inc.	868,498	11,672,613

Total Common Stocks & Other Equity Interests (Cost $1,828,349,644)		2,269,654,779

Money Market Funds–12.44%

Liquid Assets Portfolio –Institutional Class (c)	159,934,852	159,934,852

Premier Portfolio –Institutional Class (c)	159,934,852	159,934,852

Total Money Market Funds (Cost $319,869,704)		319,869,704

TOTAL INVESTMENTS–100.74% (Cost $2,148,219,348)		2,589,524,483

OTHER ASSETS LESS LIABILITIES–(0.74)%		(19,034,599)

NET ASSETS–100.00%		$2,570,489,884

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Core Equity Fund

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Mid Cap Core Equity Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Mid Cap Core Equity Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2013 was $110,891,565 and $161,310,955, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$492,883,469
Aggregate unrealized (depreciation) of investment securities	(55,704,385)
Net unrealized appreciation of investment securities	$437,179,084
Cost of investments for tax purposes is $2,152,345,399.

Invesco Mid Cap Core Equity Fund

Invesco Small Cap Growth Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	SCG-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.11%

Aerospace & Defense–1.92%

Hexcel Corp. (b)	591,877	$17,170,352

TransDigm Group, Inc.	132,625	20,281,015

		37,451,367

Air Freight & Logistics–1.51%

Forward Air Corp.	356,561	13,296,160

Hub Group, Inc. -Class A (b)	419,784	16,144,892

		29,441,052

Apparel Retail–0.83%

DSW Inc. -Class A	254,262	16,221,916

Apparel, Accessories & Luxury Goods–0.63%

Under Armour, Inc. -Class A (b)	239,368	12,255,642

Application Software–9.41%

ANSYS, Inc. (b)	226,271	18,422,985

Aspen Technology, Inc. (b)	832,952	26,896,020

Cadence Design Systems, Inc. (b)	1,061,397	14,785,260

Informatica Corp. (b)	537,231	18,518,353

Interactive Intelligence Group, Inc. (b)	327,611	14,529,548

Manhattan Associates, Inc. (b)	378,829	28,143,206

Mentor Graphics Corp.	802,291	14,481,353

MicroStrategy Inc. -Class A (b)	98,991	10,006,010

PTC Inc. (b)	482,332	12,294,643

SolarWinds, Inc. (b)	436,605	25,803,355

		183,880,733

Asset Management & Custody Banks–1.87%

Affiliated Managers Group, Inc. (b)	129,750	19,925,707

SEI Investments Co.	578,249	16,682,484

		36,608,191

Auto Parts & Equipment–1.59%

Tenneco Inc. (b)	451,513	17,748,976

TRW Automotive Holdings Corp. (b)	243,037	13,367,035

		31,116,011

Automotive Retail–1.38%

Group 1 Automotive, Inc. (c)	240,239	14,431,157

Monro Muffler Brake, Inc. (c)	316,686	12,575,601

		27,006,758

Biotechnology–5.27%

Acorda Therapeutics Inc. (b)	331,236	10,609,489

Amarin Corp. PLC -ADR (Ireland)(b)(c)	902,959	6,690,926

BioMarin Pharmaceutical Inc. (b)	255,124	15,884,020

Incyte Corp. (b)(c)	862,310	20,186,677

Myriad Genetics, Inc. (b)	565,010	14,351,254

Seattle Genetics, Inc. (b)(c)	547,472	19,440,731

United Therapeutics Corp. (b)	260,085	15,831,374

		102,994,471

	Shares	Value

Broadcasting–0.19%

Sinclair Broadcast Group, Inc. -Class A	182,349	$3,690,744

Building Products–0.98%

A.O. Smith Corp.	259,872	19,118,783

Casinos & Gaming–1.13%

Penn National Gaming, Inc. (b)	406,207	22,109,847

Communications Equipment–1.34%

Arris Group Inc. (b)	836,084	14,355,563

NETGEAR, Inc. (b)	353,775	11,855,000

		26,210,563

Construction & Engineering–0.78%

MasTec Inc. (b)	523,357	15,255,857

Construction & Farm Machinery & Heavy Trucks–2.67%

Lindsay Corp. (c)	198,369	17,492,178

WABCO Holdings Inc. (b)	217,496	15,353,043

Wabtec Corp.	189,149	19,314,004

		52,159,225

Construction Materials–0.78%

Martin Marietta Materials, Inc.	149,628	15,265,049

Data Processing & Outsourced Services–0.74%

Alliance Data Systems Corp. (b)	89,484	14,486,565

Distributors–0.99%

Pool Corp.	401,191	19,257,168

Diversified Chemicals–0.79%

Olin Corp.	613,957	15,483,996

Electric Utilities–0.85%

ITC Holdings Corp.	184,958	16,509,351

Electrical Components & Equipment–1.65%

Acuity Brands, Inc.	219,940	15,252,839

Regal-Beloit Corp.	209,289	17,069,611

		32,322,450

Electronic Components–0.83%

Littelfuse, Inc.	240,362	16,308,562

Electronic Equipment & Instruments–1.50%

Cognex Corp.	314,778	13,267,893

National Instruments Corp.	489,190	16,020,972

		29,288,865

Electronic Manufacturing Services–0.58%

IPG Photonics Corp. (c)	170,861	11,346,879

Environmental & Facilities Services–0.91%

Tetra Tech, Inc. (b)	581,960	17,743,960

Fertilizers & Agricultural Chemicals–0.33%

Intrepid Potash, Inc.	342,842	6,431,716

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

	Shares	Value

Food Retail–0.61%

Harris Teeter Supermarkets Inc.	278,568	$11,897,639

Footwear–0.67%

Steven Madden, Ltd. (b)	305,635	13,185,094

Gold–0.27%

Allied Nevada Gold Corp. (b)	133,250	2,193,295

Detour Gold Corp. (Canada)(b)	158,770	3,051,947

		5,245,242

Health Care Equipment–3.96%

Insulet Corp. (b)	440,964	11,403,329

Masimo Corp.	491,507	9,643,367

NuVasive, Inc. (b)	508,989	10,846,555

Sirona Dental Systems, Inc. (b)	197,957	14,595,370

STERIS Corp.	399,544	16,625,026

Thoratec Corp. (b)	379,568	14,233,800

		77,347,447

Health Care Facilities–1.25%

Health Management Associates Inc. -Class A (b)	1,177,015	15,148,183

VCA Antech, Inc. (b)	395,385	9,287,594

		24,435,777

Health Care Services–1.75%

Chemed Corp.	235,425	18,829,292

MEDNAX, Inc. (b)	170,707	15,300,468

		34,129,760

Health Care Supplies–0.46%

Meridian Bioscience, Inc.	390,036	8,900,622

Health Care Technology–0.51%

HMS Holdings Corp. (b)	368,447	10,003,336

Home Furnishings–0.74%

Ethan Allen Interiors Inc.	440,958	14,516,337

Homebuilding–0.85%

Ryland Group, Inc. (The)	399,788	16,639,177

Hotels, Resorts & Cruise Lines–0.59%

Choice Hotels International, Inc. (c)	274,014	11,593,532

Industrial Machinery–2.21%

Crane Co.	276,553	15,448,251

ITT Corp.	316,423	8,995,906

Lincoln Electric Holdings, Inc.	346,747	18,786,752

		43,230,909

Insurance Brokers–0.93%

Brown & Brown, Inc.	565,469	18,117,627

Internet Software & Services–3.54%

CoStar Group Inc. (b)	269,381	29,486,445

Dealertrack Technologies Inc. (b)	448,924	13,189,387

	Shares	Value

Internet Software & Services–(continued)

ValueClick, Inc. (b)	898,682	$26,556,053

		69,231,885

Investment Banking & Brokerage–1.58%

Greenhill & Co., Inc.	239,126	12,764,546

Stifel Financial Corp. (b)	520,514	18,046,220

		30,810,766

Leisure Facilities–0.72%

Life Time Fitness, Inc. (b)	327,758	14,021,487

Leisure Products–0.68%

Brunswick Corp.	387,340	13,254,775

Life Sciences Tools & Services–2.35%

PAREXEL International Corp. (b)	567,026	22,403,197

PerkinElmer, Inc.	397,453	13,370,319

Techne Corp.	148,475	10,074,029

		45,847,545

Managed Health Care–0.86%

Centene Corp. (b)	381,159	16,786,242

Marine–0.82%

Kirby Corp. (b)	207,415	15,929,472

Multi-Line Insurance–0.86%

HCC Insurance Holdings, Inc.	401,644	16,881,097

Oil & Gas Drilling–1.61%

Atwood Oceanics, Inc. (b)	274,983	14,447,607

Patterson-UTI Energy, Inc.	717,147	17,096,784

		31,544,391

Oil & Gas Equipment & Services–2.30%

Dresser-Rand Group, Inc. (b)	269,210	16,599,488

Dril-Quip, Inc. (b)	198,076	17,266,285

Lufkin Industries, Inc.	167,451	11,117,072

		44,982,845

Oil & Gas Exploration & Production–2.93%

Berry Petroleum Co. -Class A	322,023	14,906,445

Energen Corp.	265,099	13,787,799

Oasis Petroleum Inc. (b)	469,690	17,881,098

Resolute Energy Corp. (b)	925,483	10,652,309

		57,227,651

Packaged Foods & Meats–1.66%

B&G Foods Inc.	495,846	15,118,345

Lancaster Colony Corp.	224,573	17,292,121

		32,410,466

Pharmaceuticals–0.91%

Salix Pharmaceuticals, Ltd. (b)	347,603	17,790,322

Regional Banks–3.70%

East West Bancorp, Inc.	581,306	14,922,125

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

	Shares	Value

Regional Banks–(continued)

Huntington Bancshares Inc.	1,613,379	$11,922,871

PrivateBancorp, Inc.	805,696	15,235,711

Prosperity Bancshares, Inc.	308,078	14,599,816

SVB Financial Group (b)	220,140	15,616,732

		72,297,255

Residential REIT’s–0.75%

Colonial Properties Trust	645,246	14,589,012

Restaurants–1.82%

Domino’s Pizza, Inc.	361,736	18,607,700

Jack in the Box Inc. (b)	491,365	16,996,315

		35,604,015

Security & Alarm Services–1.03%

Corrections Corp. of America	514,831	20,114,447

Semiconductor Equipment–2.51%

Cymer, Inc. (b)	255,334	24,537,598

MKS Instruments, Inc.	416,991	11,342,155

Teradyne, Inc. (b)	816,123	13,237,515

		49,117,268

Semiconductors–3.13%

Microsemi Corp. (b)	631,789	14,638,551

Power Integrations, Inc.	371,455	16,124,861

Semtech Corp. (b)	481,223	17,030,482

Silicon Laboratories Inc. (b)	320,949	13,274,451

		61,068,345

Specialty Chemicals–0.79%

Rockwood Holdings Inc.	236,864	15,500,380

Specialty Stores–1.44%

Tractor Supply Co.	161,961	16,864,999

Vitamin Shoppe, Inc. (b)	229,680	11,219,868

		28,084,867

Steel–0.67%

Carpenter Technology Corp.	266,191	13,120,554

Systems Software–1.66%

CommVault Systems, Inc. (b)	224,155	18,376,227

MICROS Systems, Inc. (b)	310,971	14,152,290

		32,528,517

Technology Distributors–0.67%

SYNNEX Corp. (b)(c)	351,191	12,994,067

Trading Companies & Distributors–1.69%

Watsco, Inc.	193,577	16,295,312

WESCO International, Inc. (b)	230,437	16,732,030

		33,027,342

	Shares	Value

Wireless Telecommunication Services–1.18%

SBA Communications Corp. -Class A (b)	321,216	$23,133,976

Total Common Stocks & Other Equity Interests (Cost $1,285,499,388)		1,917,107,209

Money Market Funds–2.07%

Liquid Assets Portfolio –Institutional Class (d)	20,266,314	20,266,314

Premier Portfolio –Institutional Class (d)	20,266,314	20,266,314

Total Money Market Funds (Cost $40,532,628)		40,532,628

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.18% (Cost $1,326,032,016)		1,957,639,837

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–3.33%

Liquid Assets Portfolio - Institutional Class (Cost $65,001,905)(d)(e)	65,001,905	65,001,905

TOTAL INVESTMENTS–103.51% (Cost $1,391,033,921)		2,022,641,742

OTHER ASSETS LESS LIABILITIES–(3.51)%		(68,571,689)

NET ASSETS–100.00%		$1,954,070,053

Investment Abbreviations:

ADR	—American Depositary Receipt
REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2013.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Small Cap Growth Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of

Invesco Small Cap Growth Fund

E.	Foreign Currency Translations – (continued)

market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Small Cap Growth Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2013 was $92,062,996 and $119,604,321, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$661,718,222
Aggregate unrealized (depreciation) of investment securities	(30,651,391)
Net unrealized appreciation of investment securities	$631,066,831
Cost of investments for tax purposes is $1,391,574,911.

Invesco Small Cap Growth Fund

Invesco U.S. Mortgage Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2013

invesco.com/us	VK-USM-QTR-1 03/13	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2013

(Unaudited)

	Principal Amount	Value

U.S. Government Sponsored Mortgage-Backed Securities–118.84%

Collateralized Mortgage Obligations–22.14%

Fannie Mae ACES, 0.73%, 08/25/19(a)	$6,677,585	$6,741,713

Fannie Mae Grantor Trust, 7.50%, 01/19/39(a)	647,488	732,349

Fannie Mae Interest STRIPS, IO 6.50%, 10/01/24	523,328	100,520

8.00%, 05/01/30	1,647,876	285,939

7.50%, 01/01/32	583,351	112,979

Fannie Mae REMICs, 2.00%, 06/25/19	1,616,858	1,653,766

4.50%, 07/25/19	731,398	741,582

7.00%, 09/25/32	671,182	788,969

0.97%, 06/25/37(a)	7,218,314	7,331,327

6.57%, 06/25/39(a)	2,340,311	2,799,168

0.70%, 03/25/40 to 05/25/41(a)	12,856,083	12,970,322

Fannie Mae REMICs, IO 2.00%, 08/25/13	30,637,989	195,023

4.50%, 11/25/23	17,937,663	1,436,062

3.00%, 10/25/26	7,244,085	671,050

8.00%, 08/18/27 to 09/18/27	1,996,216	406,068

6.00%, 08/25/32 to 05/25/33	397,792	23,960

7.00%, 05/25/33	2,011,597	488,204

2.19%, 03/25/43	32,736,377	2,578,644

Freddie Mac REMICs, 3.77%, 09/15/17	182,628	182,639

3.84%, 09/15/17	750,276	753,207

4.50%, 06/15/18	516,976	549,472

3.00%, 10/15/18 to 04/15/26	4,751,791	4,947,532

3.75%, 10/15/18	1,715,144	1,767,722

0.60%, 05/15/37(a)	7,011,294	7,063,503

0.65%, 03/15/39(a)	6,334,613	6,381,581

0.70%, 03/15/40(a)	4,368,600	4,427,238

0.75%, 03/15/41(a)	3,830,710	3,868,044

Freddie Mac REMICs, IO 3.00%, 09/15/25	12,945,128	931,236

2.50%, 09/15/27	6,121,493	718,421

2.17%, 04/15/38(a)	23,762,792	1,585,137

4.00%, 12/15/41	5,000,056	939,153

Freddie Mac STRIPS, IO 8.00%, 06/01/31	2,675,306	471,713

Freddie Mac Structured Pass Through Securities, 6.50%, 02/25/43	3,130,110	3,779,334

1.58%, 07/25/44(a)	3,345,360	3,430,973

Ginnie Mae REMICs, 4.00%, 04/16/33	1,714,905	1,798,768

4.50%, 10/20/33	990,238	1,024,680

5.85%, 01/20/39(a)	4,177,147	4,878,442

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)

1.20%, 02/16/39 to 07/20/39(a)	$8,406,070	$8,625,522

4.51%, 07/20/41(a)	8,752,119	9,912,497

0.58%, 03/20/42(a)	10,549,092	10,651,561

		118,746,020

Federal Home Loan Mortgage Corp. (FHLMC)–29.78%

Pass Through Ctfs., 6.50%, 07/01/14 to 08/01/33	1,285,360	1,475,191

8.50%, 01/01/17 to 08/01/31	841,720	1,013,876

5.00%, 10/01/18 to 06/01/40	24,493,923	26,630,751

7.50%, 01/01/20 to 05/01/35	924,384	1,128,711

3.50%, 08/01/26	1,784,002	1,920,294

6.00%, 03/01/29	12,322	13,764

8.00%, 08/01/32	503,433	622,475

5.50%, 12/01/36	1,460,594	1,586,224

4.50%, 05/01/38 to 02/01/42	19,923,366	21,537,773

5.35%, 07/01/38 to 10/17/38	6,404,197	7,041,964

5.80%, 10/01/38 to 01/20/39	6,015,657	6,822,142

5.45%, 11/25/38	5,958,258	6,553,578

3.39%, 03/01/41(a)	997,441	1,055,899

Pass Through Ctfs., ARM 2.92%, 07/01/36(a)	4,932,392	5,297,722

3.00%, 02/01/37(a)	509,535	546,581

3.06%, 03/01/37(a)	1,529,195	1,636,599

2.93%, 05/01/37 to 01/01/38(a)	2.327,664	2,488,783

3.01%, 11/01/37(a)	3,344,460	3,609,053

Pass Through Ctfs., TBA 2.50%, 04/01/28(b)(c)	8,000,000	8,285,000

3.00%, 04/01/43(b)(c)	7,900,000	8,114,781

3.50%, 04/01/43(b)(c)	21,500,000	22,631,270

4.00%, 04/01/43(b)(c)	28,000,000	29,767,500

		159,779,931

Federal National Mortgage Association (FNMA)–63.69%

Pass Through Ctfs., 7.00%, 05/01/13 to 12/01/33	602,520	707,109

6.50%, 11/01/13 to 11/01/38	10,386,065	11,850,276

6.00%, 01/01/14 to 05/01/40	11,326,359	12,466,783

8.50%, 08/01/14 to 10/01/32	1,100,581	1,354,177

7.50%, 04/01/15 to 08/01/37	1,410,855	1,715,247

13.00%, 06/01/15	26,523	28,141

4.50%, 05/01/19 to 01/01/40	19,943,722	21,716,300

8.00%, 07/01/20 to 04/01/33	1,248,189	1,540,768

5.00%, 03/01/22 to 01/01/41	19,716,487	21,515,879

5.50%, 11/01/22 to 04/01/38	30,176,490	33,281,668

4.00%, 06/01/24 to 02/01/42	13,942,796	15,058,441

9.50%, 04/01/30	193,673	233,177

5.45%, 01/01/38	1,662,920	1,875,940

5.63%, 03/01/41	1,148,747	1,315,358

3.50%, 11/01/42	2,962,032	3,159,378

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Mortgage Fund

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–(continued)

Pass Through Ctfs., ARM 3.17%, 03/01/36(a)	$10,961,957	$11,807,363

2.66%, 03/01/38(a)	566,832	604,003

2.39%, 02/01/39(a)	7,736,675	8,220,471

Pass Through Ctfs., BAL 3.84%, 04/01/18(b)	3,281,965	3,649,854

Pass Through Ctfs., TBA 2.50%, 04/01/28(b)(c)	8,000,000	8,301,250

3.00%, 04/01/28 to 04/01/43(b)(c)	38,700,000	40,246,890

3.50%, 04/01/43(b)(c)	57,300,000	60,523,125

4.00%, 04/01/43(b)(c)	29,750,000	31,725,587

4.50%, 04/01/43(b)(c)	45,275,000	48,790,889

		341,688,074

Government National Mortgage Association (GNMA)–3.23%

Pass Through Ctfs., 13.00%, 09/15/13 to 05/15/15	3,029	3,055

9.00%, 11/15/15 to 08/15/24	988,479	1,035,031

9.50%, 02/15/16 to 08/15/22	552,188	574,607

8.00%, 05/15/16 to 12/15/21	554,662	577,575

8.50%, 02/20/17	2,270	2,474

7.00%, 08/15/22 to 01/15/29	585,256	692,191

6.50%, 04/15/26 to 11/15/28	312,201	354,326

6.00%, 01/15/28 to 04/20/29	1,123,626	1,274,261

5.50%, 05/15/33 to 10/15/34	2,296,748	2,533,663

5.00%, 11/20/37	5,038,715	5,448,583

Pass Through Ctfs., TBA 3.50%, 04/01/43(b)(c)	4,500,000	4,812,891

		17,308,657

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $628,281,616)		637,522,682

Asset-Backed Securities–23.44%

American Home Mortgage Investment Trust, Series 2005-1, Class 7A1, Floating Rate Pass Through Ctfs., 2.45%, 06/25/45(a)	2,340,214	2,323,112

ARI Fleet Lease Trust, Series 2012- A, Class A, Floating Rate Pass Through Ctfs., 0.75%, 03/15/20(a)(d)	3,255,726	3,266,696

BAMLL-DB Trust, Series 2012-OSI, Class A2FX, Pass Through Ctfs., 3.35%, 04/13/29(d)	4,997,674	5,249,754

Banc of America Merrill Lynch Commercial Mortgage Inc., Series 2005-1, Class A4, Variable Rate Pass Through Ctfs., 5.24%, 11/10/42(a)	775,000	790,161

BCAP LLC Trust, Series 2012-RR6, Class 4A3, Floating Rate Pass Through Ctfs., 0.45%, 12/26/35(a)(d)	5,105,191	4,826,958

Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class AJ, Variable Rate Pass Through Ctfs., 5.17%, 02/11/41(a)	3,050,000	3,180,072

Series 2006-PW11, Class A4, Variable Rate Pass Through Ctfs., 5.62%, 03/11/39(a)	3,347,000	3,734,840

	Principal Amount	Value

Asset-Backed Securities–(continued)

CHL Mortgage Pass Through Trust, Series 2004-29, Class 1A1, Floating Rate Pass Through Ctfs., 0.74%, 02/25/35(a)	$939,292	$903,768

Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, Floating Rate Pass Through Ctfs., 2.46%, 08/25/34(a)	1,099,817	1,091,751

Series 2009-12, Class 5A1, Pass Through Ctfs., 5.50%, 07/25/37(d)	5,395,532	5,794,305

Series 2012-6, Class 2A1, Floating Rate Pass Through Ctfs., 2.65%, 08/25/36(a)(d)	4,243,888	4,325,430

Commercial Mortgage Asset Trust, Series 1999-C1, Class A4, Variable Rate Pass Through Ctfs., 6.98%, 01/17/32(a)	648,936	650,348

Credit Suisse Mortgage Capital Ctfs., Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37 (Acquired 12/22/10; Cost $536,639)(d)	521,008	554,548

First Horizon Mortgage Pass Through Trust, Series 2005-4, Class 1A5, Pass Through Ctfs., 5.50%, 06/25/21	6,041,134	6,067,685

Fontainebleau Miami Beach Trust, Series 2012, Class A, Pass Through Ctfs., 2.89%, 05/05/27(d)	5,000,000	5,119,822

Series 2012, Class B, Pass Through Ctfs., 3.88%, 05/05/27(d)	2,000,000	2,102,243

GE Capital Commercial Mortgage Corp., Series 2004-C2, Class A4, Pass Through Ctfs., 4.89%, 03/10/40	800,000	823,071

Golden Credit Card Trust (Canada), Series 2012-2A, Class A1, Pass Through Ctfs., 1.77%, 01/15/19(d)	5,000,000	5,134,640

Series 2012-5A, Class A, Pass Through Ctfs., 0.79%, 09/15/17(d)	5,000,000	5,012,078

GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class B, Pass Through Ctfs., 4.05%, 04/10/34(d)	6,198,000	6,680,211

GS Mortgage Securities Trust, Series 2006-GG6, Class A4, Variable Rate Pass Through Ctfs., 5.55%, 04/10/38(a)	1,830,000	2,027,749

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, Pass Through Ctfs., 5.34%, 05/15/47	2,930,000	3,314,376

Series 2012-LC9, Class B, Variable Rate Pass Through Ctfs., 3.81%, 12/15/47(a)(d)	5,000,000	5,193,285

JP Morgan Resecuritization Trust, Series 2009-7, Class 5A1, Variable Rate Pass Through Ctfs., 6.00%, 02/27/37 (a)(d)	1,750,169	1,794,661

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Mortgage Fund

	Principal Amount	Value

Asset-Backed Securities–(continued)

La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 3.00%, 09/08/39 (Acquired 11/05/10-06/25/12; Cost $11,699,989)(a)(d)	$11,308,706	$11,817,598

Luminent Mortgage Trust, Series 2006-1, Class A1, Floating Rate Pass Through Ctfs., 0.44%, 04/25/36(a)	123,172	75,052

Merrill Lynch Mortgage Investors Trust, Series 2004-A, Class A2, Floating Rate Pass Through Ctfs., 0.95%, 04/25/29(a)	413,435	406,214

Series 2005-A, Class A1, Floating Rate Pass Through Ctfs., 0.66%, 03/25/30(a)	2,599,020	2,606,047

Morgan Stanley Capital I Trust, Series 2005-HQ7, Class AJ, Variable Rate Pass Through Ctfs., 5.38%, 11/14/42(a)	2,615,000	2,806,883

RALI Trust, Series 2006-QO2, Class A2, Floating Rate Pass Through Ctfs., 0.47%, 02/25/46(a)	80,151	39,647

RBSSP Resecuritization Trust, Series 2010-1, Class 2A1, Floating Rate Pass Through Ctfs., 2.46%, 07/26/45 (a)(d)	3,949,172	4,044,322

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2, Floating Rate Pass Through Ctfs., 0.50%, 09/25/34(a)	957,559	838,463

Series 2004-6, Class 3A2, Floating Rate Pass Through Ctfs., 2.67%, 06/25/34(a)	6,060,551	6,049,224

Structured Asset Mortgage Investments, Inc., Series 2005-AR2, Class 2A1, Floating Rate Pass Through Ctfs., 0.43%, 05/25/45(a)	2,308,316	1,758,953

Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A3, Pass Through Ctfs., 4.79%, 04/15/42	2,525,475	2,534,953

Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.41%, 10/15/44(a)	1,254,000	1,350,865

Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class B, Pass Through Ctfs., 4.14%, 10/15/45	3,630,000	3,880,515

Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.62%, 07/25/34(a)	4,392,731	4,435,819

WFRBS Commercial Mortgage Trust, Series 2013-C11, Class B, Variable Rate Pass Through Ctfs., 3.71%, 03/15/45(a)	3,000,000	3,108,862

Total Asset-Backed Securities (Cost $121,765,255)		125,714,981

	Principal Amount	Value

U.S. Treasury Notes–2.07%

3.25%, 12/31/16(e)	$1,000,000	$1,102,022

0.75%, 12/31/17	5,000,000	5,009,958

0.75%, 02/28/18	5,000,000	5,002,165

Total U.S. Treasury Notes (Cost $11,007,327)		11,114,145

	Shares

Money Market Funds–4.48%

Liquid Assets Portfolio –Institutional Class (f)	12,015,199	12,015,199

Premier Portfolio –Institutional Class (f)	12,015,199	12,015,199

Total Money Market Funds (Cost $24,030,398)		24,030,398

TOTAL INVESTMENTS–148.83% (Cost $785,084,596)		798,382,206

OTHER ASSETS LESS LIABILITIES–(48.83)%		(261,945,146)

NET ASSETS–100.00%		$536,437,060

Investment Abbreviations:

ACES	—Automatically Convertible Extendable Security
ARM	—Adjustable Rate Mortgage
BAL	—Balloon
Ctfs.	—Certificates
IO	—Interest Only
REMIC	—Real Estate Mortgage Investment Conduits
STRIPS	—Separately Traded Registered Interest and Principal Security
TBA	—To Be Announced

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2013.

(b)	Security purchased on a forward commitment basis.

(c)	This security is subject to dollar roll transactions. See Note 1C.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2013 was $70,916,551, which represented 13.22% of the Fund’s Net Assets.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Mortgage Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco U.S. Mortgage Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Other Risks – The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its

Invesco U.S. Mortgage Fund

E.	Other Risks – (continued)

investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

F.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$24,030,398	$--	$--	$24,030,398
U.S. Treasury Securities	--	11,114,145	--	11,114,145
U.S Government Sponsored Securities	--	637,522,682	--	637,522,682
Asset-Backed Securities	--	125,714,981	--	125,714,981
	24,030,398	774,351,808	--	798,382,206
Futures*	(51,781)	--	--	(51,781)
Total Investments	$23,978,617	$774,351,808	$--	$798,330,425
*	Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of March 31, 2013:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Interest rate risk
Futures contracts (a)	$38,526	$(90,307)
(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Invesco U.S. Mortgage Fund

Effect of Derivative Investments for the three months ended March 31, 2013

The table below summarizes the gains on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain
Futures*
Realized Gain
Interest rate risk	$755,164
Change in Unrealized Appreciation
Interest rate risk	512,897
Total	$1,268,061
*	The average notional value of futures outstanding during the period was $102,697,693.

Open Futures Contracts at Period-End
Short Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	159	June-2013	$(35,052,047)	$4,571
U.S. Treasury 5 Year Notes	168	June-2013	(20,841,188)	2,272
U.S. Treasury 10 Year Notes	213	June-2013	(28,112,672)	(90,307)
U.S. Treasury 30 Year Bonds	17	June-2013	(2,455,969)	2,621
Ultra U.S. Treasury Bonds	41	June-2013	(6,461,344)	29,062
Total				$(51,781)

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2013 was $775,934,052 and $813,553,421, respectively. During the same period, purchases of long-term U.S. Treasury obligations was $4,993,945. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$15,624,724
Aggregate unrealized (depreciation) of investment securities	(2,352,021)
Net unrealized appreciation of investment securities	$13,272,703
Cost of investments for tax purposes is $785,109,503.

Invesco U.S. Mortgage Fund

Item 2.  Controls and Procedures.

(a)	As of May 23, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

  Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Growth Series (Invesco Growth Series)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	May 30, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	May 30, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	May 30, 2013

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.